Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MONEY FUNDS
CIK	dei_EntityCentralIndexKey	0000055189
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 23, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2021
Prospectus Date	rr_ProspectusDate	Dec. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A